Cover	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35955
Entity Registrant Name	VUZIX CORPORATION
Entity Central Index Key	0001463972
Entity Tax Identification Number	04-3392453
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25 Hendrix Road
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	585
Local Phone Number	359-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	VUZI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false